Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals)	12 Months Ended
	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares
Income Statement [Abstract]
Earnings per share, Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.08)	$ (0.43)	¥ (1.68)	¥ 0.43
Weighted average number of shares, Diluted	121,110,000	121,110,000	118,512,969	111,110,000